INVESTMENT SECURITIES	12 Months Ended
Jun. 30, 2016
Investments, Debt and Equity Securities [Abstract]
INVESTMENT SECURITIES

3.	INVESTMENT SECURITIES

The amortized cost and fair values of investments are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
2016
AVAILABLE FOR SALE
Corporate debt securities	$96,742	$150	$(40)	$96,852
Foreign debt securities [1]	8,780	5	(2)	8,783
Obligations of states and political subdivisions	2,034	7	—	2,041

Total	$107,556	$162	$(42)	$107,676

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
2016
HELD TO MATURITY
U.S. government agency securities	$625	$5	$—	$630
Corporate debt securities	3,543	228	—	3,771
Obligations of states and political subdivisions	5,355	234	—	5,589

Total	$9,523	$467	$—	$9,990

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
2015
AVAILABLE FOR SALE
Corporate debt securities	$60,968	$63	$(93)	$60,938
Foreign debt securities [1]	5,298	—	(17)	5,281
Obligations of states and political subdivisions	702	—	(5)	697

Total	$66,968	$63	$(115)	$66,916

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
2015
HELD TO MATURITY
U.S. government agency securities	$27,395	$5	$(94)	$27,306
Corporate debt securities	3,868	371	—	4,239
Obligations of states and political subdivisions	5,355	79	—	5,434

Total	$36,618	$455	$(94)	$36,979

In fiscal years 2016, 2015, and 2014, the Company recorded gross realized investment security gains of $31 thousand, $0, and $0, respectively, and there were no gross losses for any period. Proceeds from sales of investment securities during fiscal 2016, 2015, and 2014 were $6.4 million, $0, and $0, respectively.

The amortized cost and fair values of investment securities at June 30, 2016, by contractual maturity, are shown below. Expected maturities may differ from the contractual maturities because issuers may have the right to call securities prior to their final maturities.

	Due in one year or less	Due after one through two years	Due after two through three years	Due after three through five years	Due after five through ten years	Due after ten years	Total
	(Dollars in Thousands)
AVAILABLE FOR SALE
Amortized cost	$91,141	$14,090	$—	$2,325	$—	$—	$107,556
Fair value	91,248	14,106	—	2,322	—	—	107,676
Weighted average yield	1.63%	1.74%	—%	1.57%	—%	—%	1.64%

HELD TO MATURITY
Amortized cost	$525	$2,784	$1,594	$1,250	$2,745	$625	$9,523
Fair value	528	2,899	1,718	1,296	2,919	630	9,990
Weighted average yield	6.20%	4.84%	4.87%	2.76%	3.34%	2.50%	4.06%

At June 30, 2016, investment securities with amortized costs of $3.5 million, and fair values of $3.7 million, were pledged to secure borrowings with the Federal Home Loan Bank. At June 30, 2015, no investment securities were pledged to secure public deposits, repurchase agreements or borrowings with the Federal Home Loan Bank.